Revenue - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Voyage revenues	$ 148,935	$ 149,655	$ 437,027	$ 452,459
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	148,935	149,655	437,027	452,459
LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	138,953	137,212	409,345	416,867
LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	9,982	10,846	27,682	28,864
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	1,597	0	6,728
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	136,203	131,230	402,509	400,820
Time charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	136,203	129,633	402,509	394,092
Time charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Time charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	1,597	0	6,728
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	9,982	10,846	27,682	28,864
Voyage charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Voyage charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	9,982	10,846	27,682	28,864
Voyage charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues		6,196		18,387
Bareboat charters | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		6,196		18,387
Bareboat charters | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		0		0
Bareboat charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues		0		0
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	5,373	5,274	14,910
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	2,750	1,383	6,836	4,388
Management fees and other | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	2,750	1,383	6,836	4,388
Management fees and other | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Management fees and other | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Lease revenue
Segment Reporting Information [Line Items]
Operating Lease, Lease Income	126,678	128,743	373,566	389,565
Sales-type Lease, Interest Income, Lease Receivable	12,659	12,978	37,920	38,741
Operating Lease, Variable Lease Income	1,475	1,277	3,795	3,252
Voyage revenues	140,812	142,998	415,281	431,558
Non Lease Component [Member]
Segment Reporting Information [Line Items]
Voyage revenues	$ 8,123	$ 6,657	$ 21,746	20,901
Non Lease Component [Member] | Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues				$ 16,513